Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Summary of Activity

A summary of activity during the six months ended June 30, 2025, is as follows:

	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2024	3,905,208	$5.38	2.44
Grants	5,625,000	4.12	3.00
Exercised	(1,268,000)	0.01	-
Expired	-	120.00	-
Balance as of June 30, 2025	8,262,208	$2.24	1.44

Schedule of the Estimated Fair Values of the Warrants Measured

For the six months ended June 30, 2025, the estimated fair values of the stock options are as follows:

	June 30,	December 31,
	2025	2024
Exercise price	$4.95	$12.0 - 24.8
Expected term	5.00 - 6.00 years	5.25 years
Expected average volatility	118%	106% - 113%
Expected dividend yield	-	-
Risk-free interest rate	4.01%	3.8% - 4.22%

Schedule of Summary of Activity

A summary of activity during the six months ended June 30, 2025 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2024	55,992	$233.94	7.36
Grants	416,750	4.95	10.00
Forfeited	(10,906)	151.59	-
Cancelled	-	-	-
Expiry	-	-	-
Balance as of June 30, 2025	461,836	$29.4	9.37

Exercisable as of June 30, 2025	255,782	$45.64	9.14
Expected to vest	206,054	$9.25	3.65